Deconsolidation (Tables)	6 Months Ended
Jun. 30, 2013
Assets and Liabilities at Date of Deconsolidation and Comparative
Assets and liabilities at the date of deconsolidation and the comparative December 31, 2012 consist of the following:

	March 26, 2013 A$000s	December 31, 2012 A$000s
Assets
Current assets	3,845	1,938
Receivables - affiliates	527	200
Other non-current assets	994	777
Property, plant and equipment	4,878	1,660
Mineral rights	13,745	14,095
Goodwill	1,093	1,093

Total assets	25,082	19,763

Liabilities
Current liabilities	2,311	1,035
Reclamation and rehabilitation	1,008	1,007

Total liabilities related to assets	3,319	2,042

Non-controlling interests	18,115	13,018

Net book value of assets at deconsolidation	3,648	4,703